Cash and deposits with financial institutions (Tables)	3 Months Ended
Jan. 31, 2021
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	January 31 2021		October 31 2020
Cash and non-interest-bearing deposits with financial institutions	$9,443		$11,123
Interest-bearing deposits with financial institutions	80,048		65,337
Total	$89,491	(1)	$76,460	(1)
(1)	Net of allowances of $1 (October 31, 2020 – $1).